JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.1%
Aerospace & Defense — 2.4%
Boeing Co. (The)	60	22,680
General Dynamics Corp. (a)	254	46,402
Northrop Grumman Corp.	64	23,889
United Technologies Corp.	328	44,713

		137,684

Airlines — 0.4%
Delta Air Lines, Inc.	227	13,070
Southwest Airlines Co.	108	5,828
United Airlines Holdings, Inc. *	56	4,941

		23,839

Auto Components — 0.2%
BorgWarner, Inc.	62	2,284
Magna International, Inc. (Canada)	215	11,483

		13,767

Automobiles — 0.3%
General Motors Co.	469	17,594

Banks — 4.8%
Bank of America Corp.	2,643	77,105
Citigroup, Inc.	1,136	78,463
Citizens Financial Group, Inc.	191	6,752
Fifth Third Bancorp	354	9,679
KeyCorp	1,578	28,144
Regions Financial Corp.	543	8,590
SunTrust Banks, Inc.	244	16,793
Wells Fargo & Co.	1,043	52,594

		278,120

Beverages — 2.1%
Coca-Cola Co. (The) (a)	1,590	86,573
Constellation Brands, Inc., Class A	75	15,503
PepsiCo, Inc. (a)	167	22,953

		125,029

Biotechnology — 2.5%
AbbVie, Inc. (a)	633	47,966
Alexion Pharmaceuticals, Inc. *	169	16,548
Amgen, Inc.	25	4,842
Biogen, Inc. *	88	20,574
Celgene Corp. *	229	22,743
Regeneron Pharmaceuticals, Inc. *	45	12,619
Vertex Pharmaceuticals, Inc. *	123	20,820

		146,112

Building Products — 0.3%
Masco Corp.	448	18,681

Capital Markets — 3.2%
Ameriprise Financial, Inc.	78	11,430
BlackRock, Inc.	27	11,898
Charles Schwab Corp. (The)	531	22,218
Franklin Resources, Inc.	413	11,905
Intercontinental Exchange, Inc.	572	52,776
Invesco Ltd.	584	9,896
Morgan Stanley	1,229	52,461
S&P Global, Inc.	13	3,209
TD Ameritrade Holding Corp.	227	10,604

		186,397

Chemicals — 1.9%
Celanese Corp.	164	20,054
Corteva, Inc.	406	11,378
Dow, Inc.	316	15,074
DuPont de Nemours, Inc.	251	17,897
Eastman Chemical Co.	340	25,074
Linde plc (United Kingdom)	90	17,450
LyondellBasell Industries NV, Class A	68	6,093

		113,020

Commercial Services & Supplies — 0.2%
Cintas Corp. (a)	14	3,879
Waste Management, Inc.	48	5,543

		9,422

Communications Equipment — 0.3%
Cisco Systems, Inc.	280	13,811
Motorola Solutions, Inc.	23	3,989

		17,800

Consumer Finance — 1.0%
American Express Co.	69	8,143
Capital One Financial Corp.	403	36,653
Synchrony Financial	329	11,202

		55,998

Containers & Packaging — 0.5%
Avery Dennison Corp.	18	2,017
Crown Holdings, Inc. *	213	14,077
Packaging Corp. of America	72	7,661
Westrock Co.	209	7,600

		31,355

Diversified Consumer Services — 0.0% (b)
H&R Block, Inc.	94	2,217

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B * (a)	450	93,584

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	96	3,614
Verizon Communications, Inc. (a)	1,136	68,559

		72,173

Electric Utilities — 3.2%
American Electric Power Co., Inc.	333	31,241
Edison International	436	32,914
Entergy Corp.	178	20,937
Exelon Corp.	118	5,688
NextEra Energy, Inc.	240	55,971
Xcel Energy, Inc. (a)	624	40,521

		187,272

Electrical Equipment — 1.0%
Eaton Corp. plc	672	55,896

Entertainment — 1.5%
Electronic Arts, Inc. *	244	23,824
Netflix, Inc. * (a)	146	39,038
Viacom, Inc., Class B	39	942
Walt Disney Co. (The) (a)	182	23,702

		87,506

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Equity Real Estate Investment Trusts (REITs) — 2.4%
AvalonBay Communities, Inc.	128	27,623
Boston Properties, Inc.	48	6,256
Digital Realty Trust, Inc.	36	4,629
Equinix, Inc.	40	23,014
Equity Residential	98	8,464
Federal Realty Investment Trust	87	11,837
Host Hotels & Resorts, Inc.	397	6,861
Mid-America Apartment Communities, Inc.	26	3,315
Prologis, Inc.	331	28,213
Public Storage	25	6,105
Ventas, Inc.	131	9,534
VICI Properties, Inc.	211	4,769

		140,620

Food Products — 1.1%
Conagra Brands, Inc.	115	3,538
General Mills, Inc.	335	18,465
Mondelez International, Inc., Class A (a)	712	39,400

		61,403

Health Care Equipment & Supplies — 3.0%
Becton Dickinson and Co. (a)	26	6,640
Boston Scientific Corp. * (a)	1,189	48,361
Intuitive Surgical, Inc. * (a)	19	10,108
Medtronic plc (a)	621	67,502
Zimmer Biomet Holdings, Inc. (a)	322	44,228

		176,839

Health Care Providers & Services — 2.6%
Anthem, Inc.	105	25,180
Cigna Corp. (a)	342	51,871
McKesson Corp.	44	6,047
UnitedHealth Group, Inc. (a)	309	67,241

		150,339

Hotels, Restaurants & Leisure — 1.4%
Hilton Worldwide Holdings, Inc.	212	19,749
McDonald’s Corp.	82	17,671
Royal Caribbean Cruises Ltd.	49	5,343
Yum! Brands, Inc.	353	40,058

		82,821

Household Durables — 0.3%
Lennar Corp., Class A	284	15,865

Household Products — 1.2%
Kimberly-Clark Corp.	22	3,111
Procter & Gamble Co. (The) (a)	530	65,921

		69,032

Industrial Conglomerates — 1.0%
Honeywell International, Inc. (a)	361	61,044

Insurance — 2.3%
Allstate Corp. (The)	148	16,096
American International Group, Inc.	409	22,795
Arthur J Gallagher & Co.	97	8,643
Everest Re Group Ltd.	31	8,254
Hartford Financial Services Group, Inc. (The)	557	33,775
Lincoln National Corp.	62	3,754
MetLife, Inc.	747	35,212
Progressive Corp. (The)	56	4,303

		132,832

Interactive Media & Services — 4.5%
Alphabet, Inc., Class A * (a)	86	105,018
Alphabet, Inc., Class C * (a)	79	96,142
Facebook, Inc., Class A * (a)	331	58,920

		260,080

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc. * (a)	112	194,370
Booking Holdings, Inc. * (a)	2	3,945
Expedia Group, Inc.	240	32,324

		230,639

IT Services — 6.3%
Accenture plc, Class A	281	53,954
Automatic Data Processing, Inc. (a)	394	63,543
Cognizant Technology Solutions Corp., Class A	358	21,569
Fiserv, Inc. *	123	12,752
Mastercard, Inc., Class A (a)	399	108,348
PayPal Holdings, Inc. * (a)	500	51,782
Visa, Inc., Class A (a)	326	56,051

		367,999

Leisure Products — 0.1%
Hasbro, Inc.	73	8,617

Life Sciences Tools & Services — 1.2%
Illumina, Inc. *	34	10,462
Thermo Fisher Scientific, Inc.	211	61,382

		71,844

Machinery — 2.5%
Caterpillar, Inc.	123	15,523
Cummins, Inc.	169	27,433
Deere & Co.	105	17,679
Ingersoll-Rand plc	184	22,710
PACCAR, Inc. (a)	170	11,880
Parker-Hannifin Corp.	90	16,201
Snap-on, Inc.	55	8,669
Stanley Black & Decker, Inc.	161	23,207

		143,302

Media — 3.2%
Altice USA, Inc., Class A *	367	10,531
Charter Communications, Inc., Class A * (a)	122	50,122
Comcast Corp., Class A (a)	2,117	95,449
Discovery, Inc., Class A *	485	12,928
Discovery, Inc., Class C *	591	14,559

		183,589

Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	313	2,995
Newmont Goldcorp Corp.	110	4,168

		7,163

Multi-Utilities — 0.3%
Sempra Energy	111	16,388

Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp. (a)	759	90,033
Concho Resources, Inc.	53	3,585
Diamondback Energy, Inc.	234	21,031

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
EOG Resources, Inc. (a)	530	39,314
Exxon Mobil Corp. (a)	225	15,895
Marathon Petroleum Corp. (a)	579	35,182
ONEOK, Inc.	337	24,807
Pioneer Natural Resources Co. (a)	217	27,341

		257,188

Pharmaceuticals — 4.1%
Allergan plc	68	11,526
Bristol-Myers Squibb Co.	556	28,179
Eli Lilly & Co.	378	42,265
Johnson & Johnson (a)	448	57,953
Merck & Co., Inc. (a)	857	72,117
Pfizer, Inc.	740	26,598

		238,638

Road & Rail — 1.6%
Kansas City Southern	23	2,993
Lyft, Inc., Class A *	114	4,672
Norfolk Southern Corp. (a)	286	51,374
Union Pacific Corp. (a)	220	35,653

		94,692

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc. *	602	17,455
Analog Devices, Inc. (a)	421	47,075
Intel Corp.	171	8,831
KLA Corp.	76	12,070
NVIDIA Corp. (a)	206	35,845
NXP Semiconductors NV (Netherlands)	311	33,936
Skyworks Solutions, Inc.	22	1,704
Teradyne, Inc.	503	29,127
Texas Instruments, Inc. (a)	465	60,045

		246,088

Software — 6.3%
Intuit, Inc.	54	14,353
Microsoft Corp. (a)	2,192	304,805
salesforce.com, Inc. * (a)	323	47,934

		367,092

Specialty Retail — 4.8%
Advance Auto Parts, Inc.	125	20,632
AutoZone, Inc. * (a)	38	41,302
Best Buy Co., Inc.	393	27,140
Home Depot, Inc. (The) (a)	300	69,682
Lowe’s Cos., Inc.	432	47,527
O’Reilly Automotive, Inc. *	48	19,280
Ross Stores, Inc. (a)	169	18,567
TJX Cos., Inc. (The)	672	37,483

		281,613

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc. (a)	1,095	245,243
HP, Inc.	776	14,676

		259,919

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	290	27,256
Ralph Lauren Corp.	62	5,890

		33,146

Tobacco — 1.3%
Altria Group, Inc.	443	18,117
Philip Morris International, Inc.	726	55,153

		73,270

Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. *	207	8,095

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. *	96	7,586

TOTAL COMMON STOCKS (Cost $5,084,057)		5,721,209

	No. of Contracts
OPTIONS PURCHASED — 1.7%
PUT OPTIONS PURCHASED — 1.7%
Index Funds — 1.7%
S&P 500 Index
12/31/2019 at USD 2,815.00, European Style Notional Amount: USD 5,813,871 Exchange-Traded *	19,531	98,534

TOTAL PUT OPTIONS PURCHASED		98,534

TOTAL OPTIONS PURCHASED (Cost $97,669)		98,534

	Shares (000)
SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.94% (c) (d) (Cost $92,538)	92,538	92,538

Total Investments — 101.4% (Cost $5,274,264)		5,912,281
Liabilities in Excess of Other Assets — (1.4)%		(80,223)

Net Assets — 100.0%		5,832,058

Percentages indicated are based on net assets.

Abbreviations

USD	United States Dollar

(a)	All or a portion of this security is segregated for options written.
(b)	Amount rounds to less than 0.1% of net assets.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	655	12/2019	USD	97,497	(697)

Abbreviations

USD	United States Dollar

Written Call Options Contracts as of September 30, 2019 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	19,531	USD 5,813,871	USD 3,070.00	12/31/2019	(79,686)

Written Put Options Contracts as of September 30, 2019 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	19,531	USD 5,813,871	USD 2,375.00	12/31/2019	(12,988)

Total Written Options Contracts (Premiums Received $93,092)						(92,674)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$5,912,281		$—		$—	$5,912,281

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(697)		$—		$—	$(697)
Options Written (a)
Call Options Written	(79,686)		—		—	(79,686)
Put Options Written	(12,988)		—		—	(12,988)

Total Options Written	(92,674)					(92,674)

Total Depreciation in Other Financial Instruments	$(93,371)	$		$		$(93,371)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.94%(a)(b)	$232,451	$663,445	$803,358	$—	$—	$92,538	92,538	$626	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.